Segment and Geographic Reporting - Additional Information (Detail)	12 Months Ended
Jun. 30, 2018 Segment
Segment Reporting Information [Line Items]
Number of reporting segments	3
II-VI Compound Semiconductors Ltd
Segment Reporting Information [Line Items]
Acquisition date	Aug. 07, 2017
IPI
Segment Reporting Information [Line Items]
Acquisition date	Jun. 19, 2017